Taxation - Narrative (Details) $ in Millions	12 Months Ended
Dec. 31, 2025 USD ($)
Argentina
Disclosure Of Income Tax Jurisdiction [Line Items]
Operating loss carryforwards, expiration period	5 years
Deferred tax asset, inflation adjustment	$ 115.8
Deferred tax asset, inflation adjustment, applied at the reporting date	$ 81.7
Uruguay
Disclosure Of Income Tax Jurisdiction [Line Items]
Operating loss carryforwards, expiration period	5 years
Brazil
Disclosure Of Income Tax Jurisdiction [Line Items]
Proportion of taxable profit that can be reduced by operating loss carryforwards (maximum) (as a percent)	30.00%
Luxembourg
Disclosure Of Income Tax Jurisdiction [Line Items]
Operating loss carryforwards, expiration period	17 years